Schedule of investments
Macquarie Large Cap Growth Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.89%♦
Communication Services — 9.06%
Alphabet Class A	2,897,388	$ 548,475,548
Alphabet Class C	386,868	73,675,142
Electronic Arts	1,034,565	151,356,860
		773,507,550
Consumer Discretionary — 11.82%
Amazon.com †	2,910,707	638,580,009
Booking Holdings	25,489	126,640,057
Ferrari	253,555	107,720,306
Home Depot	67,249	26,159,189
LVMH Moet Hennessy Louis Vuitton ADR	845,667	110,520,220
		1,009,619,781
Consumer Staples — 2.14%
Coca-Cola	2,931,996	182,546,071
		182,546,071
Financials — 12.13%
Intercontinental Exchange	1,664,628	248,046,218
Mastercard Class A	197,582	104,040,754
MSCI	271,443	162,868,514
S&P Global	262,200	130,583,466
Visa Class A	1,235,496	390,466,156
		1,036,005,108
Healthcare — 9.68%
Cooper †	1,229,976	113,071,693
Danaher	832,860	191,183,013
Intuitive Surgical †	311,931	162,815,505
UnitedHealth Group	524,623	265,385,791
Veeva Systems Class A †	446,307	93,836,047
		826,292,049
Industrials — 7.67%
Broadridge Financial Solutions	654,604	147,999,418
Equifax	576,690	146,969,447
JB Hunt Transport Services	368,868	62,951,013
TransUnion	294,075	27,263,693
Verisk Analytics	250,855	69,092,993
Waste Connections	1,166,523	200,152,016
		654,428,580
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 43.20%
Apple	2,486,502	$ 622,669,831
Autodesk †	327,888	96,913,856
Intuit	300,165	188,653,702
Microsoft	2,501,898	1,054,550,007
Motorola Solutions	546,738	252,718,706
NVIDIA	6,684,687	897,686,617
Salesforce	760,849	254,374,646
Synopsys †	85,830	41,658,449
Taiwan Semiconductor Manufacturing ADR	638,408	126,079,196
VeriSign †	742,975	153,766,106
		3,689,071,116
Real Estate — 3.19%
CoStar Group †	2,355,003	168,594,665
Equinix	109,739	103,471,806
		272,066,471
Total Common Stocks (cost $3,397,994,255)		8,443,536,726

Total Value of Securities—98.89% (cost $3,397,994,255)		8,443,536,726
Receivables and Other Assets Net of Liabilities—1.11%		95,143,600
Net Assets Applicable to 222,810,002 Shares Outstanding—100.00%		$8,538,680,326
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV067 [1224] 025 (4220597)    1